Financial results	12 Months Ended
Dec. 31, 2019
Disclosure of income statement [Abstract]
Disclosure Of Income Statement Explanatory [Text Block]
Note 32 Financial results

The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Finance income	13,117,641	15,794,456	5,050,952
Finance costs	(27,720,203)	(23,560,662)	(24,166,313)
Foreign currency exchange differences	(9,054,155)	3,299,657	(2,563,019)
Result as per adjustment units	(8,255,001)	742,041	(110,539)